Description of The Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of The Plan

NOTE 1 - DESCRIPTION OF THE PLAN

The following description of the McGrath RentCorp Employee Stock Ownership and 401(k) Plan (the “KSOP” or “Plan”) provides only general information. Participants should refer to the KSOP plan document for a more complete description of the KSOP’s provisions.

General

The KSOP is intended to qualify as an employee stock ownership plan as defined in Section 4975(e)(7) of the Internal Revenue Code (the “Code”), a stock bonus plan under Section 401(a) of the Code and a cash or deferred plan under Section 401(k) of the Code and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

McGrath RentCorp (the “Company”) created a trust to hold Plan assets, effective August 1, 2012, and appointed Charles Schwab Bank as the Trustee of that trust. Schwab Retirement Plan Services serves as the record keeper to maintain the individual accounts of each of the Plan’s participants.

The Plan documents provide for the ability for the Plan to borrow, with a portion of the Company shares held by the Plan used as collateral. There have been no borrowings in the past and the Company’s Board of Directors currently has no plans to undertake such a transaction.

Significant provisions and amendments to the Plan are summarized in these Notes to Financial Statements.

Administration of the Plan

The KSOP’s assets are held by the Trustee of the KSOP. All contributions are held by the Trustee, which invests cash received, interest and dividend income per the instruction from participants and makes distributions to participants. The Company is designated as the Plan Administrator within the meaning of ERISA.

Eligibility

All employees of the Company and any affiliate which had adopted the KSOP who are 21 years or older and have at least two months of eligibility service for elective deferral contribution are eligible to participate in the KSOP except:

•
those included in a unit of employees covered by a collective bargaining agreement, if retirement benefits are subject of a good faith bargaining agreement, and if the collective bargaining agreement does not provide for participation in the Plan,
•
any leased employee and,
•
any employee who is a non-resident alien who receives no earned income which constitutes income from services provided in the United States.

Participant Accounts

The KSOP is a defined contribution plan under which a separate individual account is established for each participant. Each participant account is credited with the participants elective 401(k) contribution as well as an allocation of the Company’s contribution, earnings or losses related to the net assets in their accounts, and an allocation of forfeitures of terminated participants’ unvested accounts.

Contributions

Eligible employees may elect to defer a percentage of his or her pre-tax and after-tax compensation, not to exceed the statutory limit. Employees who have completed a minimum of 1,000 hours are also entitled to a Safe Harbor matching contribution, as defined in the Code, from the Company equal to 100% of the employee’s deferral into the KSOP, up to a maximum of 4% of the employee’s eligible compensation. The Company directs 50% of the Safe Harbor Match per participant's investment instructions and 50% to the MGRC Unitized Stock Fund with the option to transfer such amounts as the participant directs after it is contributed. The Company may also make additional discretionary contributions, which, if made, are allocated based on the units held by each eligible participant. For this purpose, a participant is considered to have one unit for each $1,000 of compensation during the plan year plus two units for each year of service. Highly compensated employees do not receive unit credit for any years of service. Trust income or loss is allocated based on the respective account balances of participants. There were no discretionary contributions to the plan in 2025.

Vesting

A participant receives one year of credited service for vesting purposes at the end of each Plan year in which he or she completes 1,000 hours of service, starting with their first hour of employment, and regardless of whether or not he or she completes twelve months of service during the first year. A participant’s account balance is 100 percent vested upon death, disability, or normal retirement (age 65). A participant is always fully (100 percent) vested in his or her salary reduction contributions, employer Safe Harbor matching contributions, and rollover contributions, plus actual earnings thereon. In the event the Company elects to make a discretionary non-elective contribution, the participant vests in his or her contributions over a six year graded vesting schedule as follows:

Years of Credited Service	Vesting Percentage
Less than 2 years	0%
2 years but less than 3 years	20%
3 years but less than 4 years	40%
4 years but less than 5 years	60%
5 years but less than 6 years	80%
6 or more years	100%

The vesting schedule will be accelerated and the Company’s contributions and KSOP allocations will be modified if the KSOP becomes a “top-heavy plan” under the Code.

Forfeitures

Any forfeited KSOP benefits are allocated in the same manner as the Company’s contributions among the accounts of participants who remain employed throughout the year and have worked a minimum number of hours or whose employment has terminated due to death, disability or normal retirement during that year. Forfeitures can be used to pay plan administrative expenses, reduce employer contributions, or increase benefits to participants.

There were no forfeitures of common stock and cash for the year ended December 31, 2025. Forfeiture funds were not used in the 2025 plan year, the balance of unallocated forfeitures at December 31, 2025 and 2024 was $51,945 and $47,910, respectively.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, or 50% of their vested account balance. Loan terms generally range from one to five years, but can be up to 15 years for the purchase of a principal residence. Loans are issued at a fixed interest rate, which is the prevailing rate for a similar loan at the time of issuance. A participant may not have more than three loans outstanding at any time. The loans are secured by the balance in the participant’s account. A participant’s account is charged monthly interest on each outstanding loan balance. Principal and interest is paid ratably through payroll deductions. Upon termination of employment, all loans will immediately become payable. If a loan is not repaid within a reasonable time following termination of employment, the loan will be recorded as a distribution against the participant’s vested account balance.

Payment of Benefits

In the event of a termination of service due to death, disability or retirement, benefits become payable. Benefits are normally paid in the form of a periodic distribution or, if the participant so elects, in a lump sum. For account balances below $7,000, a lump sum may be paid out without regard to the participant’s election. Distributions are made in cash or, if the participant elects, in the form of Company common stock.

The Company has determined that cash dividends paid by the Company on shares of the Company’s Common Stock held by the KSOP’s McGrath RentCorp Unitized Stock Fund (the “Unitized Stock Fund”) are to be paid into the fund and the participant elects whether the dividends are paid out to the participant or reinvested within the plan. The default election is reinvestment within the plan. The Company has the right to revoke this decision at any time.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the Company shares allocated to his or her account through his or her holdings in the Unitized Stock Fund and is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee is required to vote any unallocated shares held by the KSOP and any allocated shares for which instructions have not been given by a participant in the same proportion as the shares for which voting instructions have been received, subject to the power, responsibility and obligation of the Plan Administrator to direct the Trustee to act with respect to the voting of such shares in a different manner, if the Plan Administrator determines that such action is consistent with and/or required by its fiduciary obligations under ERISA.

Plan Termination

Although the KSOP is intended to be permanent in nature, the Company may terminate the KSOP at its discretion, subject to the provisions of ERISA. If the KSOP is terminated, participants will become fully vested in their accounts.

Diversification

Each participant is permitted to direct any contributions made to their account to be invested in investment options available under the Plan. Participants are not subject to any restrictions, holding periods or otherwise, when moving assets.

Put Option

For so long as the Company’s shares are readily tradable on an established market, the Company shall not be required to provide the Participant or Beneficiary with an option to put the shares to the Company, in accordance with Section 409(h) of the Code.